Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity Registrant Name	AIRSPAN NETWORKS HOLDINGS INC.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false